Subsequent Events	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
SUBSEQUENT EVENTS
2 4 .	SUBSEQUENT EVENTS
Subsequent to the year ended April 30, 2022, the Company issued
 50,000 common shares pursuant to the exercise of stock options for total gross proceeds of $0.1 million
. A value of $0.1
million
was transferred from contributed surplus to share capital as a result.
Subsequent to the year ended April 30, 2022, the Company issued 309,877 common shares with a value of $1.3 million pursuant to the conversion of $1.3 million principal balance of convertible debentures.

Subsequent to the year ended April 30, 2022, the Company granted 80,000 stock options at a price of $5.79 per share for a period of 5 years. The options are subject to the following vesting period:
one-third
6 months after grant date;
one-third
12 months after grant date; and
one-third
18 months after grant date.
During May 2022, The Company received a €0.5 million round of grant funding from VLAIO (Flanders Innovation & Entrepreneurship), the research fund of the Flemish regional government in Belgium. Conditionally awarded in January 2022, the Company satisfied the remaining criteria for the award.